STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 2) - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning	273,736	371,253
Weighted - average grant date fair value, balance at beginning	$ 1.38	$ 1.32
Granted	180,773	88,011
Weighted - Average Grant Date Fair Value, Granted	$ 1.34	$ 1.46
Vested	(201,374)	(160,194)
Weighted - Average Grant Date Fair Value, Vested	$ 1.39	$ 1.31
Forfeited/Cancelled	(20,334)	(25,334,000)
Weighted - Average Grant Date Fair Value, Forfeited/Cancelled	$ 1.57	$ 1.23
Balance at ending	232,801	273,736
Weighted - average grant date fair value, balance at ending	$ 1.32	$ 1.38